Per Share Information - Schedule of Per Share Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic weighted average number of shares outstanding	869	862
Effect of dilutive stock options and restricted share units		3
Diluted weighted average number of shares outstanding	869	865